Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Profit (loss), attributable to owners of parent	$ 5,065,554	$ 3,935,672	$ 3,219,931
Weighted average number of ordinary shares outstanding	599,730,270	599,818,022	599,971,832
Basic earnings (loss) per share	$ 8.45	$ 6.56	$ 5.37
Diluted earnings (loss) per share	$ 8.45	$ 6.56	$ 5.37